Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Narrative (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Equity [Abstract]
Amount of FSIRS existing AOCI losses expected to be reclassified into interest expense	$ 416